Fair Value Of Financial Instruments (Summary Of Fair-Value Measurements Of Non-Financial Assets) (Parenthetical) (Detail) (Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Land Under Development And Homes Completed And Under Construction [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Carrying value of inventory	$ 129.6
Fair value of inventory	94.8
Total impairments charges	34.8
Inventory Held For Future Development [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Carrying value of inventory	167.6
Fair value of inventory	74.1
Total impairments charges	$ 93.5